Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Taxes

16. TAXES

The reconciliation of the expected provision for income tax expense to the actual provision for income tax expense reported in the consolidated statements of operations for the years ended December 31, 2018 and 2017 is as follows:

	December 31,	December 31,
	2018	2017
(Loss) income before income taxes	$(56,387)	$10,470
Expected income tax expense at Canadian statutory income tax rate of 26.5% (2016 - 26.5%)	(14,943)	2,774
Permanent differences	3,815	(253)
Foreign withholding taxes paid	308	1,060
Foreign rate differential	424	(1,545)
Rate changes	-	3,930
Change in valuation allowance	2,121	(6,681)
Other	1,008	959
Income tax (recovery) expense	$(7,267)	$244

	December 31,	December 31,
	2018	2017
Income (loss) from continuing operations before income taxes:
Canadian	(49,019)	27,513
Foreign	(7,368)	(17,043)

Current income tax expense
Canadian	621	6,878
Foreign	457	317

Deferred income tax expense (recovery)
Canadian	(8,166)	(6,018)
Foreign	(179)	(933)

The significant components of the Company’s deferred income tax assets and liabilities are as follows:

	December 31,	December 31,
	2018	2017
Deferred income tax assets
Difference between tax and book value of capital and intangible assets	$8,834	$12,233
Investments	126	157
Tax loss carryforwards	29,003	18,921
Difference between tax and book value of loan receivable	3	17
Unbilled revenue and prepaid accounts	359	-
Accounts payable and accrued liabilities	338	724
Scientific research and experimental development ("SR&ED") carryforwards	6,376	6,342
Investment tax credits	3,028	5,206
Deferred income tax assets, gross	48,067	43,600
Valuation allowance	(15,146)	(14,705)
Deferred income tax assets, net	32,921	28,895
Deferred income tax liabilities
Difference between tax and book value of capital and intangible assets	(9,851)	(15,991)
Unbilled revenue and prepaid accounts	(266)	-
Deferred income tax liabilities	(10,117)	(15,991)
Total Deferred income tax assets, net	$22,804	$12,904

In management’s judgment, the net deferred tax assets are more likely than not to be realized based on the consideration of deferred tax liability reversals and future taxable income.  Management has assigned probabilities to the Company’s expected future taxable income based on significant risk factors, sensitivity analysis and timing of non-capital tax losses. However, the amount of the deferred income tax asset considered realizable could change materially in the near term, based on future taxable income during the carryforward period. The valuation allowance consists of $2,851 in Canada, $10,807 in the U.S., $1,179 in India and $309 elsewhere.

As at December 31, 2018, the Company had unused non-capital tax losses of approximately $115,836 (2017 - $67,883) that are due to expire as follows:

Expiry	SRED pool	Canadian tax losses	US tax losses	Other jurisdictions	Consolidated tax losses
2019	$-	$-	$-	$-	$-
2020	-	-	-	2,370	2,370
2021	-	-	203	240	443
2022	-	-	603	287	890
2023	-	-	616	18	634
2024	-	-	-	228	228
2025	-	-	-	57	57
2026	-	-	-	1	1
2027	-	866	1	458	1,325
2028	-	-	-	-	-
2029	-	-	9	-	9
2030	-	-	414	-	414
2031	-	-	3,026	-	3,026
2032	-	-	2,179	-	2,179
2033	-	4,934	4,807	-	9,741
2034	-	4,099	7,629	-	11,728
2035	-	2,021	4,443	247	6,711
2036	-	5,714	1,525	69	7,308
2037	-	22,216	8,452	797	31,465
2038	-	32,289	-	312	32,601
Indefinite	23,889	-	3,247	1,459	4,706
	$23,889	$72,139	$37,154	$6,543	$115,836

The Company also has investment tax credits of $3,976 that expire in various amounts from 2019 to 2032. Investment tax credits, which are earned as a result of qualifying scientific research and experimental development expenditures, are recognized and applied to reduce income tax expense in the year in which the expenditures are made and their realization is reasonably assured.

The Company had no uncertain income tax positions as at December 31, 2018.